SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The CODM, is our Chief Executive Officer, who measures performance based on our overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group and we only have one reportable operating consolidated segment. The measure of segment assets is reported on the balance sheet as total consolidated assets.

The Company’s single operating consolidated segment derives revenue from transporting dry bulk cargoes and chartering vessels to customers on time charter or voyage charter contracts. The accounting policies of the consolidated segment are the same as the Company's accounting policies.

The CODM uses net income to evaluate segment assets in deciding whether to reinvest profits into the consolidated segment or into other strategic activities, such as for acquisitions, construction or modernization for existing vessels, repurchase shares or to pay dividends.

Our vessels operate worldwide and therefore management does not evaluate performance by geographical region as this information is not meaningful.

	2024	2023	2022
Total operating revenues	968,420	885,767	1,113,456
Gain on sale of assets	21,427	9,188	34,185
Other operating income (expenses), net - related party	—	—	(413)

Less:
Voyage expenses and commissions	192,890	246,161	278,550
Running operating expenses	223,449	202,307	186,679
Drydock expenses	55,107	24,114	15,123
Upgrading expenses	7,219	3,194	6,907
Other segment operating expense items	8,196	22,335	17,262
Charter hire expenses	22,715	42,225	57,406
Administrative expenses	24,303	18,679	20,375
Impairment losses on vessels	—	11,780	—
Depreciation	141,627	135,548	129,839
Interest income	6,872	4,717	2,345
Interest expense	(108,215)	(103,664)	(56,248)
Share of results of associated companies	(4,070)	12,316	40,793
Gain on derivatives	15,212	11,371	39,968
Gain on marketable equity securities	—	287	503
Other financial items	(378)	(830)	(222)
Income tax expense	548	541	379
Segment net income	223,214	112,268	461,847
Adjustments and reconciling items	—	—	—
Consolidated net income	223,214	112,268	461,847

For the year ended December 31, 2024, two customers accounted for 10% or more of our consolidated revenues in the amount of $123.1 million and $105.3 million. The accounts receivable from these two customers as of December 31, 2024, were $0.8 million and $4.1 million, respectively. For the years ended December 31, 2023 and December 31, 2022, no customer accounted for 10% or more of our consolidated revenues.